Schedule I - Condensed Financial Information - Narrative (Details) $ in Thousands, shares in Millions			12 Months Ended
	May 27, 2016	Mar. 06, 2014 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 25, 2015 USD ($)	Sep. 26, 2014 USD ($)	Jun. 09, 2016	Dec. 22, 2010
Condensed Financial Statements, Captions [Line Items]
Payment to redeem shares		$ 250,000
Stock split of common stock	1.37
CD&R
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, percentage of outstanding capital stock (on an as-converted basis)							51.00%
Atkore International Group Inc.
Condensed Financial Statements, Captions [Line Items]
Distribution received from subsidiary			$ 0	$ 882	$ 252,765
Common Stock
Condensed Financial Statements, Captions [Line Items]
Non-binding letter of intent to acquire Common Stock (shares) | shares		40.3
Expense related to share redemption		$ 2,000
Atkore International | CD&R
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, percentage of outstanding capital stock (on an as-converted basis)						80.10%	51.00%
Common stock, percentage of outstanding capital stock							49.00%